Expense Example - 1290 Retirement 2050 Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 637
Expense Example, with Redemption, 3 Years	1,464
Expense Example, with Redemption, 5 Years	2,305
Expense Example, with Redemption, 10 Years	4,470
Class T
Expense Example:
Expense Example, with Redemption, 1 Year	340
Expense Example, with Redemption, 3 Years	1,193
Expense Example, with Redemption, 5 Years	2,061
Expense Example, with Redemption, 10 Years	4,294
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	893
Expense Example, with Redemption, 5 Years	1,738
Expense Example, with Redemption, 10 Years	3,932
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	1,041
Expense Example, with Redemption, 5 Years	1,975
Expense Example, with Redemption, 10 Years	$ 4,358